SCHEDULE H, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

Table of Contents
AVERY DENNISON CORPORATION EMPLOYEE SAVINGS PLAN
SCHEDULE H, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 95-1492269 Plan Number: 004
As of December 31, 2025
(Dollars in millions)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment (including maturity date, rate of interest, collateral, par or maturity value)	(d) Cost **	(e) Value

*	Notes receivable from participants	Interest rates ranging between 3.25% and 10% with various maturities through 2040		$20.2

*	Indicates party-in-interest to the Plan for which a statutory exemption exists.
**	Cost information is not included because it is not required under ERISA for participant-directed investments.